MASSMUTUAL SELECT FUNDS

Supplement dated October 7, 2009 to the

Prospectus dated April 1, 2009, revised as of May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective October 5, 2009, Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”) replaced SSgA Funds Management, Inc. (“SSgA FM”) as Co-Sub-Advisers to the Small Cap Value Equity Fund.

Effective October 5, 2009, the following information replaces the information found under Principal Investment Strategies and Risks on page 56 for the Small Cap Value Equity Fund:

The Fund invests, under normal circumstances, at least 80% of its net assets in small capitalization equity securities. Small capitalization securities are securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index — as of August 31, 2009, between $14.68 million and $3.62 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either Index. While most assets will be invested in U.S. stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 20% of its total assets in foreign securities.

Wellington Management Company, LLP (“Wellington Management”) employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify undervalued companies that have the potential for significant longer-term returns. The approach focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small and mid cap markets. A company with a history of an above-average rate of profitability is likely to have a strong and sustainable competitive position within a market niche. These companies typically generate strong cash flows that can be used to build the value of the business or in some other way to benefit the shareholders (e.g., share repurchase, dividends, etc.).

Barrow, Hanley Mewhinney & Strauss, Inc. (“Barrow Hanley”) seeks to exploit market inefficiencies by carefully employing high value added, proprietary research in a universe of small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price which Barrow Hanley refers to as the “value gap”. A “value gap” is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital. The strategy seeks to consistently generate superior returns while assuming below average levels of risk.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Over-the-Counter Risk and Leveraging Risk.

Effective October 5, 2009, the following information replaces similar information found on pages 57-58 for SSgA FM:

Wellington Management and Barrow Hanley Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	8.21% 4Q 2006	-21.65% 4Q 2008
Barrow Hanley Composite	25.00% 2Q 2003	-31.50% 4Q 2008

Wellington Management and Barrow Hanley Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares each Sub-Adviser’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Since Inception (05/01/05)
Wellington Management Composite
Class Y*	-27.07	-0.25
Class L*	-27.18	-0.40
Class A*	-31.54	-2.23
Class N*	-28.32	-0.94

Russell 2000 Value Index^	-28.92	-2.53

	One Year	Five Years	Ten Years
Barrow Hanley Composite
Class Y*	-41.18	-2.24	5.64
Class L*	-41.27	-2.39	5.49
Class A*	-44.79	-3.78	4.60
Class N*	-42.21	-2.92	4.92

Russell 2000 Value Index^	-28.92	0.27	6.11

*

Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y, L, A and N share classes, including sales loads. The bar chart is based on Class Y expenses. Wellington Management and Barrow Hanley replaced SSgA Funds Management, Inc. as the Fund’s Sub-Adviser on October 5, 2009. The composite performance is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio and does not represent the historical performance of the MassMutual Select Small Cap Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940

Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance is not indicative of future rates of return and is no indication of future performance of the Fund.

^	The Russell 2000 Value Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index Companies with lower price-to-book ratios and lower forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Effective October 1, 2009, the following information replaces similar information for David R. Mannheim under Massachusetts Financial Services Company (“MFS”) found on page 122 in the section titled About the Investment Adviser and Sub-Advisers relating to the Overseas Fund:

Daniel Ling

is a portfolio manager of the Overseas Fund. Mr. Ling, an Investment Officer of MFS, has been employed in the investment area of MFS since 2006, becoming a portfolio manager in 2009. Prior to joining MFS in 2006, Mr. Ling was an Investment Manager for Lion Capital Management in Singapore.

Effective October 5, 2009, with respect to the Small Cap Value Equity Fund, the following information replaces the information for SSgA FM and supplements the information for Wellington Management, in the section titled About the Investment Adviser and Sub-Advisers:

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices located at 75 State Street, Boston, Massachusetts 02109, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Mid Cap Growth Equity Fund, the Small Cap Value Equity Fund and the Small Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Shaun F. Pedersen

has served as portfolio manager of a portion of the Small Cap Value Equity Fund since 2009. Mr. Pedersen is a Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2004. Prior to joining Wellington Management, Mr. Pedersen was employed by Thomas Weisel Asset Management, where he was a portfolio manager and research analyst focused on Small Cap Value assignments.

Timothy J. McCormack, CFA

has been involved in portfolio management and securities analysis for the Small Cap Value Equity Fund since 2009. Mr. McCormack, a Chartered Financial Analyst, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2000.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”), located at JPMorgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, manages a portion of the Small Cap Value Equity Fund. Barrow Hanley is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group based in London, comprised of approximately 20 independent asset management firms. As of December 31, 2008, Barrow Hanley had approximately $44.6 billion in assets under management.

James S. McClure, CFA

is a portfolio manager for the Small Cap Value Equity Fund. Mr. McClure, a Chartered Financial Analyst, has been a principal at Barrow Hanley since 1995. Prior to joining Barrow Hanley, Mr. McClure was employed by Goldman Sachs Asset Management as a vice president and senior portfolio manager, managing the Capital Growth Fund, as well as separate accounts. During his 37-year investment career, he has served as the Chief Investment Officer, and then President and Chief Operating Officer at National Securities and Research Corporation. He also served as the Chief Investment Officer and executive vice president at Oppenheimer & Co., Inc. He managed mutual funds at American Capital Management and Research and was initially a securities analyst at American National Insurance Company.

John P. Harloe, CFA

is a portfolio manager for the Small Cap Value Equity Fund. Mr. Harloe, a Chartered Financial Analyst, has been a principal at Barrow Hanley since 1995. Prior to joining Barrow Hanley, Mr. Harloe was employed by Sterling Capital Management, where he served as a vice president and equity portfolio manager/analyst for nine years. During the remainder of his 33-year investment career, Mr. Harloe worked with James S. McClure at American National Insurance Company, American Capital Management and Research, and Oppenheimer & Co., Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-09-07

MASSMUTUAL SELECT FUNDS

Supplement dated October 7, 2009 to the

Class A Prospectus dated April 1, 2009, revised as of May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective October 5, 2009, Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”) replaced SSgA Funds Management, Inc. (“SSgA FM”) as Co-Sub-Advisers to the Small Cap Value Equity Fund.

Effective October 5, 2009, the following information replaces the information found under Principal Investment Strategies and Risks on page 48 for the Small Cap Value Equity Fund:

The Fund invests, under normal circumstances, at least 80% of its net assets in small capitalization equity securities. Small capitalization securities are securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index — as of August 31, 2009, between $14.68 million and $3.62 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either Index. While most assets will be invested in U.S. stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 20% of its total assets in foreign securities.

Wellington Management Company, LLP (“Wellington Management”) employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify undervalued companies that have the potential for significant longer-term returns. The approach focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small and mid cap markets. A company with a history of an above-average rate of profitability is likely to have a strong and sustainable competitive position within a market niche. These companies typically generate strong cash flows that can be used to build the value of the business or in some other way to benefit the shareholders (e.g., share repurchase, dividends, etc.).

Barrow, Hanley Mewhinney & Strauss, Inc. (“Barrow Hanley”) seeks to exploit market inefficiencies by carefully employing high value added, proprietary research in a universe of small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price which Barrow Hanley refers to as the “value gap”. A “value gap” is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital. The strategy seeks to consistently generate superior returns while assuming below average levels of risk.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Over-the-Counter Risk and Leveraging Risk.

Effective October 5, 2009, the following information replaces similar information found on pages 49-50 for SSgA FM:

Wellington Management and Barrow Hanley Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	8.18% 4Q 2006	-21.69% 4Q 2008
Barrow Hanley Composite	24.97% 2Q 2003	-31.54% 4Q 2008

Wellington Management and Barrow Hanley Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares each Sub-Adviser’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Since Inception (05/01/05)
Wellington Management Composite
Class A*	-31.54	-2.23

Russell 2000 Value Index^	-28.92	-2.53

	One Year	Five Years	Ten Years
Barrow Hanley Composite
Class A*	-44.79	-3.78	4.60

Russell 2000 Value Index^	-28.92	0.27	6.11

*	Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The bar chart is based on Class A expenses. Wellington Management and Barrow Hanley replaced SSgA Funds Management, Inc. as the Fund’s Sub-Adviser on October 5, 2009. The composite performance is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio and does not represent the historical performance of the MassMutual Select Small Cap Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance is not indicative of future rates of return and is no indication of future performance of the Fund.

^	The Russell 2000 Value Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index Companies with lower price-to-book ratios and lower forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Effective October 1, 2009, the following information replaces similar information for David R. Mannheim under Massachusetts Financial Services Company (“MFS”) found on page 109 in the section titled About the Investment Adviser and Sub-Advisers relating to the Overseas Fund:

Daniel Ling

is a portfolio manager of the Overseas Fund. Mr. Ling, an Investment Officer of MFS, has been employed in the investment area of MFS since 2006, becoming a portfolio manager in 2009. Prior to joining MFS in 2006, Mr. Ling was an Investment Manager for Lion Capital Management in Singapore.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices located at 75 State Street, Boston, Massachusetts 02109, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Mid Cap Growth Equity Fund, the Small Cap Value Equity Fund and the Small Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Shaun F. Pedersen

has served as portfolio manager of a portion of the Small Cap Value Equity Fund since 2009. Mr. Pedersen is a Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2004. Prior to joining Wellington Management, Mr. Pedersen was employed by Thomas Weisel Asset Management, where he was a portfolio manager and research analyst focused on Small Cap Value assignments.

Timothy J. McCormack, CFA

has been involved in portfolio management and securities analysis for the Small Cap Value Equity Fund since 2009. Mr. McCormack, a Chartered Financial Analyst, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2000.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”), located at JPMorgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, manages a portion of the Small Cap Value Equity Fund. Barrow Hanley is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group based in London, comprised of approximately 20 independent asset management firms. As of December 31, 2008, Barrow Hanley had approximately $44.6 billion in assets under management.

James S. McClure, CFA

is a portfolio manager for the Small Cap Value Equity Fund. Mr. McClure, a Chartered Financial Analyst, has been a principal at Barrow Hanley since 1995. Prior to joining Barrow Hanley, Mr. McClure was employed by Goldman Sachs Asset Management as a vice president and senior portfolio manager, managing the Capital Growth Fund, as well as separate accounts. During his 37-year investment career, he has served as the Chief Investment Officer, and then President and Chief Operating Officer at National Securities and Research Corporation. He also served as the Chief Investment Officer and executive vice president at Oppenheimer & Co., Inc. He managed mutual funds at American Capital Management and Research and was initially a securities analyst at American National Insurance Company.

John P. Harloe, CFA

is a portfolio manager for the Small Cap Value Equity Fund. Mr. Harloe, a Chartered Financial Analyst, has been a principal at Barrow Hanley since 1995. Prior to joining Barrow Hanley, Mr. Harloe was employed by Sterling Capital Management, where he served as a vice president and equity portfolio manager/analyst for nine years. During the remainder of his 33-year investment career, Mr. Harloe worked with James S. McClure at American National Insurance Company, American Capital Management and Research, and Oppenheimer & Co., Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001A-09-07